Chase Growth Fund
Schedule of Investments
at June 30, 2021 (Unaudited)

Shares	COMMON STOCKS - 97.1%	Value
	Air Freight - 1.8%
4,782	FedEx Corp.	$1,426,614

	Asset Management - 4.7%
1,801	BlackRock, Inc.	1,575,821
11,325	T. Rowe Price Group, Inc.	2,242,010
		3,817,831
	Building - 2.0%
18,050	D.R. Horton, Inc.	1,631,179

	Business Services - 1.8%
2,672	MSCI, Inc.	1,424,390

	Chemicals - Specialty - 2.0%
13,459	Eastman Chemical Co.	1,571,338

	Computer - Semiconductors - 3.1%
17,305	Applied Materials, Inc.	2,464,232

	Computer Hardware - 4.0%
23,781	Apple, Inc.	3,257,046

	Computer Software - 13.3%
3,230	Adobe Systems, Inc. *	1,891,617
5,275	EPAM Systems, Inc. *	2,695,314
16,450	Microsoft Corp.	4,456,305
21,050	Oracle Corp.	1,638,532
		10,681,768
	Conglomerates - 1.5%
6,048	3M Co.	1,201,314

	Drugs - Proprietary - 1.7%
7,565	Zoetis, Inc. - Class A	1,409,813

	Electrical Components - 1.4%
10,937	WESCO International, Inc. *	1,124,542

	Electrical Equipment - 2.1%
11,170	Eaton Corp, plc - ADR	1,655,171

	Energy/Oil & Gas Exploration & Production - 1.9%
9,430	Pioneer Natural Resources Co.	1,532,564

	Engineering/Construction - 3.4%
9,640	Jacobs Engineering Group, Inc.	1,286,169
15,797	Quanta Services, Inc.	1,430,734
		2,716,903
	Finance/Banks - 1.8%
15,914	Morgan Stanley	1,459,155

	Finance/Information Services - 3.2%
11,116	Visa, Inc. - Class A	2,599,143

	Financial Services - Diversified - 3.4%
16,710	American Express Co.	2,760,993

	Food - 1.5%
29,445	Hain Celestial Group, Inc. *	1,181,333

	Footwear - 1.4%
22,890	Skechers U.S.A., Inc. - Class A *	1,140,609

	Health Care Benefits - 1.3%
4,062	Molina Healthcare, Inc. *	1,027,930

	Health Care Products - 3.4%
77,874	Avantor, Inc. *	2,765,306

	Health Care Services - 3.0%
9,825	IQVIA Holdings, Inc. *	2,380,794

	Home Furnishings/Furniture - 1.9%
38,990	Tempur Sealy International, Inc.	1,528,018

	Insurance - Disability/Life - 1.8%
13,910	Prudential Financial, Inc.	1,425,358

	Internet Retail - 7.0%
923	Amazon, Inc. *	3,175,267
35,042	eBay, Inc.	2,460,299
		5,635,566
	Internet Software & Services - 7.6%
1,333	Alphabet, Inc. - Class A *	3,254,906
8,188	Facebook, Inc. - Class A *	2,847,050
		6,101,956
	Leisure Time - 1.4%
8,044	Polaris, Inc.	1,101,706

	Machinery - 4.1%
7,492	Caterpillar, Inc.	1,630,484
13,131	Oshkosh Corp.	1,636,648
		3,267,132
	Medical Products - 2.7%
8,321	Stryker Corp.	2,161,213

	Railroad - 1.9%
5,381	Kansas City Southern	1,524,814

	Semiconductors - 5.0%
1,837	NVIDIA Corp.	1,469,784
12,987	Qorvo, Inc. *	2,540,906
		4,010,690
	TOTAL COMMON STOCKS (Cost $52,332,801)	77,986,421

	MONEY MARKET FUND - 2.9%
2,320,091	Invesco STIT Treasury Portfolio - Institutional Class, 0.01% #	2,320,091
	TOTAL MONEY MARKET FUND (Cost $2,320,091)	2,320,091
	Total Investments in Securities (Cost $54,652,892) - 100.0%	80,306,512
	Liabilities in Excess of Other Assets - 0.0%	(6,720)
	NET ASSETS - 100.0%	$80,299,792

ADR	American Depository Receipt
*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of June 30, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC

Chase Growth Fund
Summary of Fair Value Disclosure at June 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$6,101,956	$-	$-	$6,101,956
Consumer Discretionary	11,037,078	-	-	11,037,078
Consumer Staples	1,181,333	-	-	1,181,333
Energy	1,532,564	-	-	1,532,564
Financials	10,887,727	-	-	10,887,727
Health Care	9,745,056	-	-	9,745,056
Industrials	12,916,490	-	-	12,916,490
Materials	1,571,338	-	-	1,571,338
Technology	23,012,879	-	-	23,012,879
Total Common Stocks	77,986,421	-	-	77,986,421
Money Market Fund	2,320,091	-	-	2,320,091
Total Investments in Securities	$80,306,512	$-	$-	$80,306,512

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.